Schedule of deferred tax (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 2,876,173	$ 3,698,306	$ 2,991,321
Deferred tax assets, gross	485,537	624,324	532,818
Valuation allowance	(485,537)	(624,324)	(532,818)
Deferred tax assets, net of valuation allowance